STOCK-BASED COMPENSATION	Jun. 13, 2022
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

6.	STOCK-BASED COMPENSATION

Stock Options

The following table summarizes stock-based compensation expense for the three and nine months ended March 31, 2022 and 2021:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2022	2021	2022	2021
Cost of Goods Sold	$34,712	$11,233	$91,542	$33,699
Research and Development	70,237	19,435	164,036	55,795
Selling, General and Administrative	126,166	55,359	466,059	224,758
Stock Based Compensation Expense	$231,115	$86,027	$721,637	$314,252

No compensation has been capitalized because such amounts would have been immaterial.

The following tables summarize stock option activity for the nine months ended March 31, 2022:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2021	2,578,200	$1.13	6.73 years
Exercised	(255,700)	$1.10
Granted	584,500	$1.74
Cancelled	(89,500)	$0.99
Outstanding at March 31, 2022	2,817,500	$1.35	7.35 years

Information related to the stock options outstanding as of March 31, 2022 is as follows:

Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$0.48	60,000	4.00	$0.48	60,000	$0.48
$0.50	80,000	4.22	$0.50	80,000	$0.50
$0.55	15,000	6.01	$0.55	15,000	$0.55
$0.70	100,000	6.35	$0.70	100,000	$0.70
$0.73	670,000	4.81	$0.73	670,000	$0.73
$0.85	6,000	0.76	$0.85	6,000	$0.85
$0.90	36,000	2.19	$0.90	36,000	$0.90
$1.25	45,000	7.97	$1.25	30,000	$1.25
$1.30	441,000	7.20	$1.30	291,520	$1.30
$1.40	70,000	8.64	$1.40	70,000	$1.40
$1.42	100,000	7.45	$1.42	66,667	$1.42
$1.45	5,000	8.94	$1.45	1,667	$1.45
$1.50	70,000	7.69	$1.50	70,000	$1.50
$1.68	540,000	9.18	$1.68	270,000	$1.68
$2.00	140,000	9.36	$2.00	–	$–
$2.09	249,500	9.86	$2.09	–	$–
$2.26	190,000	9.64	$2.26	90,000	$2.26
$1.35	2,817,500	7.35	$1.35	1,856,854	$1.10

The aggregate intrinsic value of the Company’s in-the-money outstanding and exercisable options as of March 31, 2022 was $1,913,350 and $1,689,898, respectively.